UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3056

TRIDAN CORP
(Exact name of registrant as specified in charter)

c/o SICENZIA ROSS FERENCE, LLP
1185 Avenue of the Americas, 37th floor, New York, NY 10017
(Address of principal executive offices)

Robert Birnbaum, c/o Sichenzia Ross Ference, LLP
1185 Avenue of the Americas, 37th floor, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 239-0515

Date of fiscal year end:	April 30, 2020

Date of reporting period:	June 30, 2019

Item 1.	Proxy Voting Record.

The registrant has no proxy voting record because it invests exclusively in non-voting securities.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	July 31, 2019